Cover	Sep. 20, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “8-K/A”) amends the Current Report on Form 8-K filed on September 26, 2022 (the “Earlier 8-K”) to correct typographical errors regarding (i) Mr. Culley’s current base annual salary amount from $690,000 to $609,000 and (ii) the manner of payment of cash severance benefits in the event of termination of employment without cause or by the executive with good reason. Except as to such corrections, this 8-K/A does not amend or update the information appearing in the Earlier 8-K. For convenience, the complete text of Item 5.02 of the Earlier 8-K, as corrected, is set out below.
Document Period End Date	Sep. 20, 2022
Entity File Number	001-12830
Entity Registrant Name	Lineage Cell Therapeutics, Inc.
Entity Central Index Key	0000876343
Entity Tax Identification Number	94-3127919
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	2173 Salk Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(442)
Local Phone Number	287-8990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	LCTX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable